DISCONTINUED OPERATIONS	12 Months Ended
Jun. 30, 2013
Notes to Financial Statements [Abstract]
DISCONTINUED OPERATIONS
NOTE 13
DISCONTINUED OPERATIONS
In fiscal 2012, the Company completed the divestiture of our global snacks business to The Kellogg Company (Kellogg) for $2.7 billion of cash. Under the terms of the agreement, Kellogg acquired our branded snacks products, our manufacturing facilities in Belgium and the United States and the majority of the employees working on the snacks business. The Company recorded an after-tax gain on the transaction of $1.4 billion, which is included in net earnings from discontinued operations in the Consolidated Statement of Earnings for the year ended June 30, 2012.
In accordance with the applicable accounting guidance for the disposal of long-lived assets, the results of the snacks business are presented as discontinued operations and, as such, have been excluded from both continuing operations and segment results for all years presented.
Following is selected financial information included in net earnings from discontinued operations for the snacks business:

		Net sales	Earnings from discontinued operations	Income tax expense	Gain on sale of discontinued operations	Income tax benefit/(expense) on sale	Net earnings from discontinued operations
Snacks	2013	$—	$—	$—	$—	$—	$—
	2012	1,440	266	(96)	1,899	(482)	1,587
	2011	1,455	322	(93)	—	—	229